IMPAIRMENT (Details)	12 Months Ended
	Dec. 31, 2021 $ / $ $ / oz	Dec. 31, 2020 $ / $ $ / oz	Mar. 28, 2018
Canadian Malartic joint operation
Impairment
Nominal discount rate (as a percent)	6.00%	6.40%
Estimate of future long-term gold price	1,600	1,500
Foreign exchange rates | $ / $	0.79	0.78
Inflation rate (as a percent)	2.00%	2.00%
Canadian Malartic joint operation | CMC Exploration Assets
Impairment
Percentage of voting equity interests acquired			50.00%
Canadian Malartic joint operation | Minimum
Impairment
Estimate of future short-term gold price	1,600	1,800
Canadian Malartic joint operation | Maximum
Impairment
Estimate of future short-term gold price	1,800	1,900
CMC Exploration Assets
Impairment
Nominal discount rate (as a percent)	7.90%	8.10%
Estimate of future short-term and long-term gold price	1,600	1,500
Foreign exchange rates | $ / $	0.79	0.78
Inflation rate (as a percent)	2.00%	2.00%